                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: _____

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Burgundy Asset Management Ltd
Address:  181 Bay Street, Suite 4510
          Bay Wellington Tower
          Toronto, Ontario M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James Meadows
Title: Vice President
Phone: (416) 868-3570

Signature, Place, and Date of Signing:

    /s/ James Meadows      Toronto, Ontario Canada      February 12, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number   Name
28-_________________   ________________________________

[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
Form 13F Information Table Entry Total:          101
Form 13F Information Table Value Total:    2,210,919
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                   VOTING AUTHORITY
                                                                                                  -------------------
                                   TITLE                      SHRS
                                    OF                VALUE  OR PRN  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                     CLASS    CUSIP    (x1000)  AMT    PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                     ----- ----------- ------- ------- --- ---- ---------- -------- ------- ------ ----
3M Co.                              COM  88579Y 10 1   48945  850620 SH          SOLE              850620
Aflac Inc.                          COM  001055 10 2   32760  714669 SH          SOLE              714669
Air Products & Chemicals Inc.       COM  009158 10 6   13744  273399 SH          SOLE              273399
Altria Group Inc.                   COM  02209S 10 3   19355 1285208 SH          SOLE             1285208
AmerisourceBergen Corp              COM  03073E 10 5   37574 1053671 SH          SOLE             1053671
Ares Capital Corp.                  COM  04010L 10 3   16721 2641604 SH          SOLE             2641604
Arthur J. Gallagher & Co.           COM  363576 10 9   11181  431528 SH          SOLE              431528
Asbury Automotive Group Inc.        COM  043436 10 4    7496 1640211 SH          SOLE             1640211
Automatic Data Processing, Inc.     COM  053015 10 3   18477  469682 SH          SOLE              469682
AutoNation Inc.                     COM  05329W 10 2    1638  165787 SH          SOLE              165787
Bank of Montreal                    COM  063671 10 1     724   28200 SH          SOLE               28200
Bank of Nova Scotia                 COM  064149 10 7   60379 2219810 SH          SOLE             2219810
Bare Escentuals Inc.                COM  067511 10 5   16447 3144798 SH          SOLE             3144798
Becton, Dickinson and Co.           COM  075887 10 9   23720  346841 SH          SOLE              346841
Berkshire Hathaway Inc.            CL A  084670 10 8   28787     298 SH          SOLE                 298
Berkshire Hathaway Inc.            CL B  084670 20 7    1118     348 SH          SOLE                 348
Brown & Brown Inc.                  COM  115236 10 1   31432 1503940 SH          SOLE             1503940
Calamos Asset Management Inc.       COM  12811R 10 4    3087  417179 SH          SOLE              417179
Canadian Natural Resources Ltd.     COM  136385 10 1   40604 1015614 SH          SOLE             1015614
Citigroup Inc.                      COM  172967 10 1     671  100000 SH          SOLE              100000
Cohen & Steers Inc.                 COM  19247A 10 0   12432 1131253 SH          SOLE             1131253
Corel Corp.                         COM  21869X 10 3    2271  832010 SH          SOLE              832010
Corporate Executive Board Co.       COM  21988R 10 2   25045 1135319 SH          SOLE             1135319
Corus Entertainment Inc.           CL B  220874 10 1   71277 6214230 SH          SOLE             6214230
DealerTrack Holdings Inc.           COM  242309 10 2   22466 1889503 SH          SOLE             1889503
Dentsply International Inc.         COM  249030 10 7   21548  763023 SH          SOLE              763023
Dollar Financial Corp.              COM  256664 10 3   12879 1250409 SH          SOLE             1250409
Double-Take Software Inc.           COM  258598 10 1   13016 1451044 SH          SOLE             1451044
Eaton Vance Floating-Rate
 Income Trust                       COM  278279 10 4     401   50000 SH          SOLE               50000
EchoStar Corp.                     CL A  278768 10 6   15034 1011042 SH          SOLE             1011042
Emerson Electric Co.                COM  291011 10 4   25867  706568 SH          SOLE              706568
Enbridge Inc.                       COM  29250N 10 5     184    5660 SH          SOLE                5660
EnCana Corp.                        COM  292505 10 4   90838 1954345 SH          SOLE             1954345
Equifax Inc.                        COM  294429 10 5   53626 2022110 SH          SOLE             2022110
Expedia Inc.                        COM  30212P 10 5   23213 2817153 SH          SOLE             2817153
Exxon Mobil Corp.                   COM  30231G 10 2   25899  324426 SH          SOLE              324426
Fairfax Financial Holdings Ltd.     SUB
                                    VTG  303901 10 2    2821    9000 SH          SOLE                9000
FirstService Corp.                  SUB
                                    VTG  33761N 10 9   23190 1763483 SH          SOLE             1763483
Franklin Resources, Inc.            COM  354613 10 1     345    5412 SH          SOLE                5412
Gladstone Investment Corp.          COM  376546 10 7    9485 1931870 SH          SOLE             1931870
Graco Inc.                          COM  384109 10 4   24381 1027427 SH          SOLE             1027427
H&R Block Inc.                      COM  093671 10 5   45008 1980997 SH          SOLE             1980997
HCC Insurance Holdings Inc.         COM  404132 10 2   37824 1413980 SH          SOLE             1413980
IAC/InterActiveCorp                 COM  44919P 50 8    1166   74122 SH          SOLE               74122
Infogroup Inc.                      COM  45670G 10 8   10671 2251208 SH          SOLE             2251208
Intel Corp.                         COM  458140 10 0   20930 1427695 SH          SOLE             1427695
Interactive Data Corp.              COM  45840J 10 7   36416 1476720 SH          SOLE             1476720
International Speedway Corp.       CL A  460335 20 1   20522  714295 SH          SOLE              714295
Interval Leisure Group Inc.         COM  46113M 10 8     201   37214 SH          SOLE               37214
IVCI Corp                          CL B  450704 10 1       -   10000 SH          SOLE               10000
Johnson & Johnson                   COM  478160 10 4   43656  729675 SH          SOLE              729675
Jupitermedia Corp.                  COM  48207D 10 1    1019 2754676 SH          SOLE             2754676
Kayne Anderson Energy
 Development Co.                    COM  48660Q 10 2    6647  885090 SH          SOLE              885090
Laboratory Corporation of
 America Holdings                   COM  50540R 40 9    4714   73192 SH          SOLE               73192
Lender Processing Services Inc.     COM  52602E 10 2   30340 1030229 SH          SOLE             1030229
Liberty Media Corp. - Interactive  CL A  53071M 10 4     687  220039 SH          SOLE              220039
Lockheed Martin Corp.               COM  539830 10 9   24419  290427 SH          SOLE              290427
Lorillard Inc.                      COM  544147 10 1   47356  840383 SH          SOLE              840383
M&T Bank Corp.                      COM  55261F 10 4     281    4888 SH          SOLE                4888
Manulife Financial Corp.            COM  56501R 10 6  133493 7838711 SH          SOLE             7838711
MarketAxess Holdings Inc.           COM  57060D 10 8   22535 2761623 SH          SOLE             2761623
McDonald's Corp.                    COM  580135 10 1   27405  440669 SH          SOLE              440669
Merck & Co., Inc.                   COM  589331 10 7    1388   45673 SH          SOLE               45673
Microsoft Corp.                     COM  594918 10 4   44456 2286822 SH          SOLE             2286822
Moody's Corp.                       COM  615369 10 5   15233  758222 SH          SOLE              758222
Move Inc.                           COM  62458M 10 8   11846 7403869 SH          SOLE             7403869
NGP Capital Resources Co.           COM  62912R 10 7    8684 1037456 SH          SOLE             1037456
Nike, Inc.                         CL B  654106 10 3   16282  319258 SH          SOLE              319258
Nutraceutical International Corp.   COM  67060Y 10 1    6441  837571 SH          SOLE              837571
Omnicom Group Inc.                  COM  681919 10 6   44025 1635386 SH          SOLE             1635386
Oracle Corporation                  COM  68389X 10 5   41848 2360307 SH          SOLE             2360307
Patterson-UTI Energy Inc.           COM  703481 10 1    2900  251936 SH          SOLE              251936
Pepsico Incorporated                COM  713448 10 8   21301  388919 SH          SOLE              388919
Petro-Canada                        COM  71644E 10 2   45109 2060696 SH          SOLE             2060696
Pfizer Inc.                         COM  717081 10 3     354   20000 SH          SOLE               20000
Philip Morris International Inc.    COM  718172 10 9   21768  500307 SH          SOLE              500307
Phillips-Van Heusen Corp.           COM  718592 10 8   15822  786007 SH          SOLE              786007
Prestige Brands Holdings Inc.       COM  74112D 10 1    9740  923248 SH          SOLE              923248
Procter & Gamble Co.                COM  742718 10 9   20165  326192 SH          SOLE              326192
Quest Diagnostics Inc.              COM  74834L 10 0     613   11800 SH          SOLE               11800
Regis Corp.                         COM  758932 10 7    7153  492322 SH          SOLE              492322
Rogers Communications Inc.         CL B  775109 20 0   51113 1699241 SH          SOLE             1699241
Royal Bank of Canada                COM  780087 10 2    1533   51700 SH          SOLE               51700
Sherwin-Williams Co.                COM  824348 10 6     370    6200 SH          SOLE                6200
Skechers USA Inc.                  CL A  830566 10 5   22211 1732550 SH          SOLE             1732550
Starwood Hotels & Resorts
 Worldwide Inc.                     COM  85590A 40 1   12724  710816 SH          SOLE              710816
Sun Life Financial Inc.             COM  866796 10 5   67048 2897481 SH          SOLE             2897481
TCF Financial Corp.                 COM  872275 10 2   14817 1084684 SH          SOLE             1084684
TFS Financial Corp.                 COM  87240R 10 7   26176 2029166 SH          SOLE             2029166
The McGraw-Hill Companies,
 Inc.                               COM  580645 10 9   36813 1587444 SH          SOLE             1587444
Thomson Reuters Corp.               COM  884903 10 5    4197  143972 SH          SOLE              143972
TICC Capital Corp.                  COM  87244T 10 9     237   62300 SH          SOLE               62300
Tim Hortons Inc.                    COM  88706M 10 3   88528 3069635 SH          SOLE             3069635
Time Warner Inc.                    COM  887317 10 5     205   20400 SH          SOLE               20400
Toronto-Dominion Bank               COM  891160 50 9   74694 2082355 SH          SOLE             2082355
Ultra Petroleum Corp.               COM  903914 10 9   12793  370697 SH          SOLE              370697
United Technologies Corp.           COM  913017 10 9   30126  562056 SH          SOLE              562056
US Gold Corp.                       COM  912023 20 7       -    9100 SH          SOLE                9100
Viacom Inc.                        CL A  92553P 10 2     472   23458 SH          SOLE               23458
Wal-Mart Stores Inc.                COM  931142 10 3     280    5000 SH          SOLE                5000
Walt Disney Co.                     COM  254687 10 6   25081 1105364 SH          SOLE             1105364

                                               Total 2210919                              Count       101